Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,781,510)	$ (2,904,695)	$ (8,176,662)	$ (13,145,078)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	223,996	268,032	903,291	834,861
Stock-based compensation	104,802	105,518	387,892	779,029
Exchange gain on issuance of convertible preference shares of subsidiary				(58,575)
Gain (loss) on revaluation of derivative liabilities, net	593,717	(1,076,721)	(3,759,146)	(9,271,985)
Liquidated damages for late S-1 registration				532,161
Excess debt discount expensed as interest				2,255,074
Interest converted to principal on convertible promissory notes	206,712	196,692	801,645	460,383
Provision for excess and obsolete inventory	(260)	69,307	59,175	1,052,266
Amortization of debt discount	629,361	149,738	1,185,547	113,081
Change in operating assets and liabilities:
Restricted cash				100,651
Accounts receivable	(105,529)	(54,050)	(278,457)	749,010
Inventories	46,942	(61,937)	190,299	(1,523,541)
Prepaid expenses and other assets	(116,991)	87,996	146,783	483,943
Accounts payable	136,434	(103,717)	(298,086)	(424,479)
Accrued payroll and related costs	67,466	88,050	(411,506)	207,068
Other accrued expenses	249,259	(150,533)	381,337	229,247
Net cash used in operating activities	(1,745,601)	(3,386,320)	(8,867,888)	(16,626,884)
Cash flows from investing activities:
Purchase of property and equipment	(20,713)	(2,509)	(54,767)	(621,120)
Net cash used in investing activities	(20,713)	(2,509)	(54,767)	(621,120)
Cash flows from financing activities:
Repayment of capital lease obligations				(8,852)
Net proceeds from issuance of Series C convertible preference shares of subsidiary				5,052,303
Repayment of term loan				(2,178,585)
Net proceeds from issuance of Series A-1 convertible preferred stock, convertible promissory notes and warrants				27,492,876
Proceeds from issuance of common stock and warrants, net of offering costs				9,200
Payment of taxes for restricted stock forfeited				(448)
Net cash provided by financing activities				30,366,494
Effect of exchange rates on cash	(12,274)	221,004	134,236	(211,259)
Net increase (decrease) in cash and cash equivalents	(1,778,588)	(3,167,825)	(8,788,419)	12,907,231
Cash and cash equivalents at beginning of the period	6,328,753	15,117,172	15,117,172	2,209,941
Cash and cash equivalents at end of the period	4,550,165	11,949,347	6,328,753	15,117,172
Supplemental disclosures of cash flow information:
Cash paid for interest	4,341
Cash paid for income taxes	$ 11,132	$ 11,722